Leases (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost	Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

Particulars	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Opening balance	6,169	8,345	9,259	99
Additions	2,266	924	3,487	37
Acquisition through business combination (refer Note 52)	—	—	193	2
Interest capitalised during the year	145	244	333	4
Interest charged to profit & loss	690	615	711	8
Disposal of subsidiaries	(337)	(206)	(672)	(7)
Payments	(588)	(663)	(878)	(9)
Closing balance	8,345	9,259	12,433	133

Current	868	977	1,090	12
Non-current	7,477	8,282	11,343	121

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 33 for rental expense recorded for short-term and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2026, 2025 and 2024.
d)
The maturity analysis of lease liabilities are disclosed in Note 46.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 8.79% (March 31, 2025: 9.09% to 9.30%, March 31, 2024: 9.30%).